Shareholders’ Deficit (Details Narrative) - $ / shares	1 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Jan. 31, 2025	Oct. 31, 2025
Equity [Abstract]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Subscription agreement description	On September 30, 2024, EBC entered into a securities subscription agreement with the Company to purchase an aggregate of 500,000 shares (“EBC founder shares”) for an aggregate purchase price of approximately $4,348, or approximately $0.0087 per share. On January 10, 2025, EBC agreed to reduce the subscription amount by 300,000 EBC founder shares for no consideration, resulting in EBC holding 200,000 EBC founder shares.
Common stock, shares issued		3,075,000	3,373,750
Common stock, shares outstanding		3,075,000	3,373,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		375,000	375,000
Subscription agreement description	On September 30, 2024, EBC entered into a securities subscription agreement with the Company to purchase an aggregate of 500,000 shares (“EBC founder shares”) for an aggregate purchase price of approximately $4,348, or approximately $0.0087 per share. On January 10, 2025, EBC agreed to reduce the subscription amount by 300,000 EBC founder shares for no consideration, resulting in EBC holding 200,000 EBC founder shares.
Ordinary shares, shares issued			3,373,750
Ordinary shares, shares outstanding			3,373,750